Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	$ 502,700
Within 2 years	498,200
Within 3 years	928,000
Total	1,928,900
Drillship shipbuilding contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
Within 1 year	502,700
Within 2 years	498,200
Within 3 years	928,000
Total	$ 1,928,900